S000050614 [Member] Expense Example - Northern Trust US Quality Large Cap ETF - FlexShares US Quality Large Cap Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	$ 330